LEASES - Supplemental Cash Flow Information Related to Leases of Continuing Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Cash paid for amounts included in measurement of lease liabilities:- Operating cash flows from finance leases	¥ (438,532)	¥ (501,090)	¥ (532,323)
Cash paid for amounts included in measurement of lease liabilities:- Operating cash flows from operating leases	(216,387)	(232,342)	(199,019)
Cash paid for amounts included in measurement of lease liabilities:- Financing cash flows from finance leases	(545,911)	(986,888)	(1,138,542)
Non-cash information on lease liabilities arising from obtaining ROU assets- Finance leases		16,772	264,958
Non-cash information on lease liabilities arising from obtaining ROU assets- Operating leases	49,640	28,225	143,771
Non-cash information on lease liabilities and ROU assets derecognized for termination of leases - Finance Leases		237,330	524,180
Non-cash information on lease liabilities and ROU assets derecognized for termination of leases - Operating Leases		48,610	286,774
Gain on early termination of leases - Finance leases		39,350	33,453
Gain on early termination of leases - Operating leases		5,412	10,445
Cash paid for purchase of land use rights and the related initial direct costs of leases	¥ 0	¥ 15,900	¥ 7,190